Loss Per Share	6 Months Ended
Mar. 31, 2025
Loss Per Share [Abstract]
Loss per share

10. Loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	March 31, 2025	March 31, 2024
	US$	US$

Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(231,942)	(3,207,372)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	13,232,953	12,370,905

Loss per share attributable to ordinary shareholders —basic and diluted	(0.02)	(0.26)